Cash and cash equivalents and short-term deposit (Details) - Schedule of cash and cash equivalents and short-term deposit - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
US$ equivalent [Member]
Cash and cash equivalents and short-term deposit (Details) - Schedule of cash and cash equivalents and short-term deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	$ 12,180	$ 8,064
US$ [Member] | Original currency [Member]
Cash and cash equivalents and short-term deposit (Details) - Schedule of cash and cash equivalents and short-term deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	4,553	3,195
US$ [Member] | US$ equivalent [Member]
Cash and cash equivalents and short-term deposit (Details) - Schedule of cash and cash equivalents and short-term deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	4,553	3,195
RMB [Member] | Original currency [Member]
Cash and cash equivalents and short-term deposit (Details) - Schedule of cash and cash equivalents and short-term deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	18,571	13,433
RMB [Member] | US$ equivalent [Member]
Cash and cash equivalents and short-term deposit (Details) - Schedule of cash and cash equivalents and short-term deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	2,767	2,107
HKD [Member] | Original currency [Member]
Cash and cash equivalents and short-term deposit (Details) - Schedule of cash and cash equivalents and short-term deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	6,955	5,791
HKD [Member] | US$ equivalent [Member]
Cash and cash equivalents and short-term deposit (Details) - Schedule of cash and cash equivalents and short-term deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	886	743
Others [Member] | US$ equivalent [Member]
Cash and cash equivalents and short-term deposit (Details) - Schedule of cash and cash equivalents and short-term deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	$ 3,974	$ 2,019